Clarkston Partners Fund
FUND SUMMARY Clarkston Partners Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Clarkston Partners Fund - USD ($)	Founders Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clarkston Partners Fund		Founders Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.26%	0.41%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		1.09%	1.24%
Fee Waiver and Expense Reimbursement	[2]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.88%	1.03%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year.
[2]	Clarkston Capital Partners, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund's average daily net assets for each of the Founders Class shares and the Institutional Class shares. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Clarkston Partners Fund - USD ($)	1 Year	3 Years
Founders Class	90	326
Institutional Class	105	373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period September 8, 2015 to September 30, 2015, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

As of the date of this Prospectus, the Adviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations below that of the largest company based on market capitalization in the Russell 2500TM Index. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of September 30, 2015, the market capitalization of the largest company based on market capitalization in the Russell 2500TM Index was $13.4 billion.

The Fund seeks to achieve superior long-term investment returns while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies believed to be of high quality and believed to be undervalued relative to their future growth potential. The Adviser refers to this investment philosophy as Quality Value.

The Fund defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. The Fund was recently formed and therefore has limited history for investors to evaluate.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Clarkston Fund
FUND SUMMARY Clarkston Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Clarkston Fund Institutional Class USD ($)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Clarkston Fund Institutional Class
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.85%	[1]
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and Expense Reimbursement	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.72%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year.
[2]	Clarkston Capital Partners, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.70% of the Fund's average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Clarkston Fund | Institutional Class | USD ($)	74	370

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Adviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of September 30, 2015, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $1.5 billion.

The Fund seeks to achieve superior long-term investment returns while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies believed to be of high quality and believed to be undervalued relative to their future growth potential. The Adviser refers to this investment philosophy as Quality Value.

The Fund defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies.

Large-Capitalization Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund has not commenced operations as of the date of this prospectus

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Cognios Market Neutral Large Cap Fund
SUMMARY SECTION Cognios Market Neutral Large Cap Fund (the “Fund”)
Investment Objective
The Fund seeks long-term growth of capital independent of stock market direction.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cognios Market Neutral Large Cap Fund	Investor Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	none	none

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cognios Market Neutral Large Cap Fund		Investor Class	Institutional Class
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		2.15%	2.16%
Dividend and Interest Expense on Securities Sold Short	[1]	2.02%	2.02%
Total Annual Fund Operating Expenses	[2]	5.92%	5.68%
Fee Waiver and Expense Reimbursement	[3]	(1.95%)	(1.96%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[4]	3.97%	3.72%
[1]	Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the "Adviser").
[2]	Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) is 3.90% for Investor Class and 3.66% for Institutional Class.
[3]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund's average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2017 and may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.
[4]	Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, borrowing cost and brokerage expenses on securities sold short is 1.95% for Investor Class and 1.70% for Institutional Class.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cognios Market Neutral Large Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	399	1,584	2,748	5,569
Institutional Class	374	1,517	2,644	5,399

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year-ended September 30, 2015, the Fund’s portfolio turnover rate was 291% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Fund may invest across different industries and sectors. Under normal circumstances the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500. It may also invest up to 20% in issuers of any size.

When the Fund takes a long position, it purchases a stock outright. The Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender. The Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short. Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time. The Adviser also retains the right to be “net long” or “net short” on a Beta-adjusted basis for relatively short periods of time if the Adviser believes it is necessary to protect the Fund’s portfolio. “Net long” means that there are more dollars invested in long positions than there are in short positions. “Net short” means that there are more dollars invested in short positions than there are in long positions, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Fund, the Adviser uses a company stock price Beta relative to the S&P 500 Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500 Index) by sizing the short positions based on the relative Betas of the longs versus the shorts. For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the long book. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the benchmark is the S&P 500 Total Return Index); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Fund’s fees and expenses. This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500 and/or if the stocks selected for the short book underperform the S&P 500, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500 Index and to the broad universe of traditional long/short market neutral equity hedge funds that are traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the Securities and Exchange Commission.

The Fund may use borrowings for investment purposes, and the Fund’s use of short positions will add financial leverage to the Fund similar to borrowings. In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions.

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® investment strategy. The ROTA/ROME® strategy is a fundamental quantitative stock selection approach that focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME,” which is essentially a company’s profit yield on its stock price). The ROTA/ROME® strategy seeks to determine a company’s intrinsic value and compare that value to the current market price of its stock. In general, ROTA/ROME® can be considered a value-based investment strategy, but it also incorporates the premise that growth is an important component of assessing a stock’s intrinsic value.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. Neither the Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Stock Market Risk

The value of the Fund’s assets will fluctuate as the equity market fluctuates, although the Beta-adjusted market neutral focus of the Fund should reduce the effect of general market fluctuations on the valuation of the Fund as a whole.

Borrowing and Leverage Risk

Utilization of leverage, such as borrowings and shorting positions, involves certain risks to the Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares.

Short Sale Risk

The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short.

Management Risk

The Fund is subject to management risk because it is an actively managed investment fund. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk

Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Asset Segregation Risk

The Fund is required to segregate liquid assets in connection with certain short positions, and, therefore, such portions of the Fund’s portfolio may not be available for investment, which may in turn affect the Fund’s returns.

Portfolio Turnover Risk

When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Investor Class Shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website at www.cogniosfunds.com or by calling 1-855-254-6467.

Annual Total Returns (For the Calendar Year ended 12/31) – Investor Class Shares

Best Quarter – 4th Quarter, 2013: 5.46% Worst Quarter – 1st Quarter, 2013: (2.50%) The Fund’s Investor Class shares calendar year-to-date return as of December 31, 2015 was 5.56%.
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Cognios Market Neutral Large Cap Fund		1 Year	Since Inception	Inception Date
Investor Class		5.56%	5.43%	Dec. 31, 2012
Investor Class | Return After Taxes on Distributions		5.42%	3.26%	Dec. 31, 2012
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares		3.26%	3.44%	Dec. 31, 2012
Institutional Class		5.85%	5.69%	Dec. 31, 2012
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	1.38%	15.13%	Dec. 31, 2012
HFRX Equity Hedge Market Neutral (reflects no deduction for fees, expenses or taxes)	[2]	5.45%	3.59%	Dec. 31, 2012
[1]	The S&P 500 Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.
[2]	The HFRX Equity Hedge Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also "qualified clients" as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Crystal Strategy Absolute Income Fund
SUMMARY SECTION Crystal Strategy Absolute Income Fund (the “Fund”)
Investment Objective
The Fund seeks to provide current income and downside protection to conventional equity markets, with absolute (positive) returns over full market cycles as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” on page 58 of the Fund’s prospectus and “Purchase, Exchange and Redemption of Shares” on page 43 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Crystal Strategy Absolute Income Fund	Class A		Class I	Class R
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	1.50%		1.50%	1.50%
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Crystal Strategy Absolute Income Fund		Class A	Class I	Class R
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		3.90%	3.85%	3.75%
Dividend and Interest Expense on Securities Sold Short	[1]	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses		0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses		6.35%	6.05%	6.45%
Fee Waiver and Expense Reimbursement	[2]	(3.60%)	(3.55%)	(3.45%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	2.75%	2.50%	3.00%
[1]	Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Brinker Capital, Inc. (the "Adviser").
[2]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), the Adviser has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.10% of the Fund's average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.
[3]	Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, borrowing cost and brokerage expenses on securities sold short is 1.35% for Class A Shares, 1.10% for Class I Shares and 1.60% for Class R Shares.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crystal Strategy Absolute Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	913	2,023	3,202	6,018
Class I	253	1,480	2,682	5,582
Class R	303	1,600	2,860	5,860

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to provide current income and downside protection to conventional equity markets, with absolute (positive) returns over full market cycles as a secondary objective.

To achieve its objective, the Fund will generally emphasize investments in income-yielding securities and utilize a long/short, multiple asset class framework. The Fund may invest in both traditional asset classes, such as Domestic Equity, International Equity (up to 50%) and Fixed Income, as well as non-traditional asset classes, such as Absolute Return, Real Assets and Private Equity.

The Fund may use borrowing strategies for the purposes of having short exposure within the Fund or to increase the overall market (notional) exposure. Under normal circumstances, the Fund may utilize leverage to create an effective exposure of up to 125% of the Fund’s portfolio. The Fund may engage in short sales of securities to hedge existing assets or profit against an anticipated decline in the price of the securities which are sold short. However, in structuring the Fund’s long and short positions, the Adviser will, under normal circumstances, seek to keep total net exposure above zero. The Fund may also allocate to senior loans (classified under the Fixed Income asset class) to obtain income, diversify the Fund or take advantage of favorable risk and reward characteristics.

Securities held by the Fund may include, but are not limited to, domestic and international equity securities of all types of issuers (including common and preferred stocks of any size market capitalization), fixed income securities of all types of issuers (including corporate bonds, government bonds, foreign bonds and variable/floating rate securities) and all maturities and ratings (including high-yield debt securities), foreign currencies, commodities or in instruments linked to the price of an underlying commodity or commodity index), exchange-traded notes (“ETNs”), repurchase agreements, as well as investment companies such as exchange traded funds (“ETFs”) and open- and closed-end mutual funds. However, consistent with the Fund’s primary objective of current income and downside protection to conventional equity markets, the Adviser will typically emphasize minimum yield criteria in constructing the Fund’s portfolio. The Fund may also invest in derivatives such as options, futures, swaps and credit default swaps that the Adviser believes provide a cost-effective way for the Fund to gain exposure to certain securities.

Principal Risks of the Fund

The Adviser will seek to manage the volatility of the Fund to balance the potential risks and rewards that we believe are present at any given time and given market. Over a full market cycle, the Fund aims to deliver meaningful current income while also producing absolute (positive) returns.

Asset Allocation Risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the Fund’s asset allocation, this adjustment will increase portfolio turnover and generate transaction costs.

Borrowing Risk. Borrowing creates leverage. It also adds to Fund expenses and at times could cause the Fund to sell securities when it otherwise might not want to.

Concentration Risk –Investment Companies. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund’s performance. While the Fund does not concentrate in a particular industry, it may hold a significant position in an investment company, and there is risk for the Fund with respect to the aggregation of holdings of investment companies. The aggregation of holdings of investment companies may result in the Fund indirectly having significant exposure to a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Fund’s returns. The Fund does not control the investments of the investment companies, and any indirect concentration occurs as a result of the investment companies following their own investment objectives and strategies.

Conflict of Interest Risk. Affiliates of the Adviser may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the senior loan market may restrict the Fund’s ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Commodity-Related Tax Risks. Certain investment companies in which the Fund invests may invest in a wholly owned subsidiary of the investment company that make commodity-related investments, or may invest in certain types of commodity-linked derivatives. The Fund may also invest directly in certain types of commodity-linked derivatives. . The tax treatment of commodity-linked investments is not clear and may be adversely affected by changes in legislation, regulations, other guidance issued by the Internal Service (“IRS”) or other legally binding authority. If the income of the Fund from certain commodity-linked investments were treated as non-qualifying income for a regulated investment company (“RIC”), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

Commodities-Related Investments Risk. The commodities-linked derivatives instruments in which the Fund invests tend to be more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Credit Risk. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Currency Strategies Risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of the currency strategies, the Fund will have substantial exposure to the risks of non-U.S. currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies could cause lower returns or even losses to the Fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Derivatives Risk. The Fund’s use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Fund’s returns and/or increase volatility. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additional, derivatives are subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

Emerging Markets Risk. Foreign investment risks are greater in emerging markets than in more developed markets. Investments in emerging markets are often considered speculative.

Exchange-Traded Funds (ETFs) Risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance.

Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Global Tactical Asset Allocation (GTAA) Risk. GTAA is a top-down based investment strategy that attempts to produce favorable risk-adjusted returns by focusing on broad movements and asset allocation in global markets financial markets. The success of the GTAA overlay strategy employed by certain investment companies depends in part on portfolio management’s ability to analyze the correlation between various global markets and asset classes. If portfolio management’s correlation analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the strategy.

Inflation-Indexed Bond Risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting Fund performance. If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-U.S. rates of inflation may be higher or lower than those indexed to U.S. inflation rates. The Fund’s actual returns could fail to match the real rate of inflation.

Infrastructure-Related Companies Risk. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses and changes in interest rates.

Interest Rate Risk. When interest rates rise, prices of debt securities generally decline.

The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes.

Investment Companies Risk. Because the Fund may invest in investment companies, such as ETFs and closed- and open-end mutual funds, the Fund’s performance will be directly related to the performance of the investment companies. To the extent that a given investment company underperforms its benchmark or its fund peer group, it may contribute to underperformance by the Fund. In addition, the Fund indirectly pays a portion of the expenses incurred by the investment companies, which lowers performance. To the extent that the Fund’s allocations favor investment companies with higher expenses, the overall cost of investing paid by the Fund will be higher.

Leverage Risk. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Managed Distribution Risk. The Fund is expected to make minimum quarterly cash distributions under its managed distribution policy regardless of the Fund’s investment performance. Because these distributions will be made from Fund assets and shareholders may not reinvest such distributions in additional Fund shares, the Fund’s minimum quarterly cash distributions may reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders. The Fund’s ability to achieve its objective of preserving capital while making minimum quarterly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower quarterly distributions and less capital preservation or appreciation in the Fund.

The Fund’s managed distribution policy is designed to distribute a minimum consistent amount of cash once per quarter throughout each calendar year. Under the managed distribution policy, the dollar amount of the Fund’s scheduled minimum quarterly distributions for a particular quarter generally will remain constant, subject to review at least annually by the Fund. However, the dollar amount of the Fund’s minimum quarterly cash distributions could increase substantially from one quarter to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Management Risk. Incorrect investment decisions and/or timing risk may result in the Fund not being able to deliver on its stated objective.

Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value (“NAV”) of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with shorter average maturity.

Non-Diversification Risk –Investment Companies. While the Fund is diversified, certain investment companies may be classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the investment company may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the investment company.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try and achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions. Distributions resulting from short-term trading may be taxed to shareholders at ordinary income rates.

Precious Metal-Related Investments Risk. Precious metals, such as gold, silver, platinum and palladium, are included in the Real Estate assets class. Prices of precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the U.S. stock market as a whole. Precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Real Estate Securities Risk. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Security Selection Risk. The securities in the Fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Senior Loans Risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk and prepayment and extension risk.

Short Sale Risk. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

Small Company Risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Stock Market Risk. The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Sovereign Debt Risk. A sovereign debtor’s willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

Please see “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Class A shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.crystalstrategyfunds.com or by calling 1-855-572-1722.

Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares

Best Quarter – June 30, 2014	2.66%
Worst Quarter – December 31, 2015	(4.84%)
The Fund’s Class A shares calendar year-to-date return as of December 31, 2015 was (10.56%).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Crystal Strategy Absolute Income Fund	1 Year	Since Inception	Inception Date
Class A	(10.56%)	(4.79%)	Dec. 30, 2013
Class A | Return After Taxes on Distributions	(11.85%)	(5.89%)	Dec. 30, 2013
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(5.94%)	(4.09%)	Dec. 30, 2013
Class I	(5.00%)	(1.83%)	Dec. 30, 2013
Class R	(5.52%)	(2.33%)	Dec. 30, 2013
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	(3.64%)	(2.04%)	Dec. 30, 2013
US CPI Urban Consumers NSA (reflects no deduction for fees, expenses, or taxes)	0.73%	0.74%	Dec. 30, 2013

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I and Class R shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Crystal Strategy Absolute Return Fund
SUMMARY SECTION Crystal Strategy Absolute Return Fund (the “Fund”)
Investment Objective
The Fund seeks to provide positive (absolute) return over full market cycles.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” on page 58 of the Fund’s prospectus and “Purchase, Exchange and Redemption of Shares” on page 43 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Crystal Strategy Absolute Return Fund	Class A		Class I	Class R
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	1.50%		1.50%	1.50%
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Crystal Strategy Absolute Return Fund		Class A	Class I	Class R
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		3.85%	3.55%	3.54%
Dividend and Interest Expense on Securities Sold Short	[1]	0.81%	0.81%	0.81%
Acquired Fund Fees and Expenses		0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses		6.15%	5.60%	6.09%
Fee Waiver and Expense Reimbursement	[2]	(3.55%)	(3.25%)	(3.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	2.60%	2.35%	2.85%
[1]	Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Brinker Capital, Inc. (the "Adviser").
[2]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), the Adviser has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.15% of the Fund's average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.
[3]	Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, borrowing cost and brokerage expenses on securities sold short is 1.40% for Class A Shares, 1.15% for Class I Shares and 1.65% for Class R Shares.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crystal Strategy Absolute Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	899	1,975	3,125	5,891
Class I	238	1,381	2,510	5,276
Class R	288	1,519	2,723	5,625

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to provide positive (absolute) returns over full market cycles.

To achieve its objective, the Fund may take long and short positions across many different asset classes. The Fund may invest in both traditional asset classes, such as Domestic Equity, International Equity (up to 50%) and Fixed Income, as well as non-traditional asset classes, such as Absolute Return, Real Assets and Private Equity.

The Fund may use borrowing strategies for the purposes of having short exposure within the Fund or to increase the overall market (notional) exposure. Under normal circumstances, the Fund may utilize leverage to create an effective exposure of up to 150% of the Fund’s portfolio. The Fund may engage in short sales of securities to hedge existing assets or profit against an anticipated decline in the price of the securities which are sold short. However, in structuring the Fund’s long and short positions, the Adviser will, under normal circumstances, seek to maintain a net short bias. The Fund may also allocate to senior loans (classified under the Fixed Income asset class) to obtain income, diversify the Fund or take advantage of favorable risk and reward characteristics.

Securities held by the Fund may include, but are not limited to, domestic and international equity securities of all types of issuers (including common and preferred stocks of any size market capitalization), fixed income securities of all types of issuers (including corporate bonds, government bonds, foreign bonds and variable/floating rate securities) and all maturities and ratings (including high-yield debt securities), foreign currencies, commodities or in instruments linked to the price of an underlying commodity or commodity index), exchange-traded notes (“ETNs”), repurchase agreements, as well as investment companies such as exchange traded funds (“ETFs”) and closed- and open-end mutual funds. However, consistent with the Fund’s primary objective of absolute (positive) return, the Adviser will generally seek to provide a balance between long-term capital appreciation and downside protection to conventional equity markets. The Fund may also invest in derivatives such as options, futures, swaps and credit default swaps that the Adviser believes provide a cost-effective way for the Fund to gain exposure to certain securities.

Principal Risks of the Fund

The Adviser will seek to manage the volatility of the Fund to balance the potential risks and rewards that we believe are present at any given time and given market. Over a full market cycle, the Fund aims to produce absolute (positive) returns and grow real purchasing power.

Asset Allocation Risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the Fund’s asset allocation, this adjustment will increase portfolio turnover and generate transaction costs.

Borrowing Risk. Borrowing creates leverage. It also adds to Fund expenses and at times could cause the Fund to sell securities when it otherwise might not want to.

Concentration Risk – Investment Companies. Any investment company that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the investment company concentrates will have a significant impact on the investment company’s performance. While the Fund does not concentrate in a particular industry, it may hold a significant position in an investment company, and there is risk for the Fund with respect to the aggregation of holdings of investment companies. The aggregation of holdings of investment companies may result in the Fund indirectly having significant exposure to a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Fund’s returns. The Fund does not control the investments of the investment companies, and any indirect concentration occurs as a result of the investment companies following their own investment objectives and strategies.

Conflict of Interest Risk. Affiliates of the Adviser may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the senior loan market may restrict the Fund’s ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Commodity-Related Tax Risks. Certain investment companies in which the Fund invests may invest in a wholly owned subsidiary of the investment company which makes commodity-related investments, or may invest in certain types of commodity-linked derivatives. The Fund may also invest directly in certain types of commodity-linked derivatives. The tax treatment of commodity-linked investments is not clear and may be adversely affected by changes in legislation, regulations or other legally binding authority. If the income of the Fund from certain commodity-linked investments were treated as non-qualifying income for a RIC, the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

Commodities-Related Investments Risk. The commodities-linked derivatives instruments in which the Fund invests tend to be more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Credit Risk. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Currency Strategies Risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of the currency strategies, the Fund will have substantial exposure to the risks of non-U.S. currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies could cause lower returns or even losses to the Fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Derivatives Risk.The Fund’s use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Fund’s returns and/or increase volatility. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additional, derivatives are subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

Emerging Markets Risk. Foreign investment risks are greater in emerging markets than in more developed markets. Investments in emerging markets are often considered speculative.

Exchange-Traded Funds (ETFs) Risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

Fixed Income Risk. Debt securities increase or decrease in value based on changes in interest rates, among other factors. The Fund will be subject to credit risk by investing in distressed securities, such as high-yield, junk bond or lower-rated securities.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance.

Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Global Tactical Asset Allocation (GTAA) Risk.GTAA is a top-down based investment strategy that attempts to produce favorable risk-adjusted returns by focusing on broad movements and asset allocation in global markets financial markets. The success of the GTAA overlay strategy employed by certain investment companies depends in part on portfolio management’s ability to analyze the correlation between various global markets and asset classes. If portfolio management’s correlation analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the strategy.

Inflation-Indexed Bond Risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting Fund performance. If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-U.S. rates of inflation may be higher or lower than those indexed to U.S. inflation rates. The Fund’s actual returns could fail to match the real rate of inflation.

Infrastructure-Related Companies Risk. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses and changes in interest rates.

Interest Rate Risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes.

Investment Companies Risk. Because the Fund may invest in investment companies, such as ETFs and closed- and open-end mutual funds, the Fund’s performance will be directly related to the performance of the investment companies. To the extent that a given investment company underperforms its benchmark or its fund peer group, it may contribute to underperformance by the Fund. In addition, the Fund indirectly pays a portion of the expenses incurred by the investment companies, which lowers performance. To the extent that the Fund’s allocations favor investment companies with higher expenses, the overall cost of investing paid by the Fund will be higher.

Leverage Risk. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk.In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Management Risk. Incorrect investment decisions and/or timing risk may result in the Fund not being able to deliver on its stated objective.

Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value (“NAV”) of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with shorter average maturity.

Non-Diversification Risk –Investment Companies. While the Fund is diversified, certain investment companies may be classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the investment company may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the investment company.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try and achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions. Distributions resulting from short-term trading may be taxed to shareholders at ordinary income rates.

Precious Metal-Related Investments Risk. Precious metals, such as gold, silver, platinum and palladium, are included in the Real Estate assets class. Prices of precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the U.S. stock market as a whole. Precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Real Estate Securities Risk. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Security Selection Risk. The securities in the Fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Senior Loans Risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk and prepayment and extension risk.

Short Sale Risk. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

Small Company Risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Stock Market Risk. The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Sovereign Debt Risk. A sovereign debtor’s willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

Please see “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Class A shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.crystalstrategyfunds.com or by calling 1-855-572-1722.

Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares

Best Quarter – September 30, 2014	(0.93%)
Worst Quarter – December 31, 2015	(4.23%)
The Fund’s Class A shares calendar year-to-date return as of December 31, 2015 was (11.26%).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Crystal Strategy Absolute Return Fund	1 Year	Since Inception	Inception Date
Class A	(11.26%)	(8.16%)	Dec. 30, 2013
Class A | Return After Taxes on Distributions	(11.26%)	(8.36%)	Dec. 30, 2013
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(6.37%)	(6.24%)	Dec. 30, 2013
Class I	(5.93%)	(5.25%)	Dec. 30, 2013
Class R	(6.28%)	(5.73%)	Dec. 30, 2013
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	(3.64%)	(2.04%)	Dec. 30, 2013
US CPI Urban Consumers NSA (reflects no deduction for fees, expenses, or taxes)	0.73%	0.74%	Dec. 30, 2013

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I and Class R shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Crystal Strategy Absolute Return Plus Fund
SUMMARY SECTION Crystal Strategy Absolute Return Plus Fund (the “Fund”)
Investment Objective
The Fund seeks to provide long-term positive absolute return with reduced correlation to conventional equity markets as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” on page 58 of the Fund’s prospectus and “Purchase, Exchange and Redemption of Shares” on page 43 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Crystal Strategy Absolute Return Plus Fund	Class A		Class I	Class R
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	1.50%		1.50%	1.50%
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Crystal Strategy Absolute Return Plus Fund		Class A	Class I	Class R
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		4.43%	4.39%	4.39%
Dividend and Interest Expense on Securities Sold Short	[1]	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		7.46%	7.17%	7.67%
Fee Waiver and Expense Reimbursement	[2]	(4.13%)	(4.09%)	(4.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	3.33%	3.08%	3.58%
[1]	Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Brinker Capital, Inc. (the "Adviser").
[2]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Brinker Capital, Inc. ("Brinker Capital" or the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund's average daily net assets. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.
[3]	Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, borrowing cost and brokerage expenses on securities sold short is 1.50% for Class A Shares, 1.25% for Class I Shares and 1.75% for Class R Shares.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crystal Strategy Absolute Return Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	967	2,266	3,599	6,666
Class I	311	1,741	3,112	6,296
Class R	359	1,870	3,306	6,586

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to provide long-term positive absolute return with reduced correlation to conventional equity markets as a secondary objective.

The Fund will attempt to deliver upon its investment objective through a diverse combination of long-based securities focused on capital appreciation, as well as through opportunistic short-based holdings that attempt to reduce or hedge market risk and/or profit from a decline in market value. The Fund will utilize leverage to increase the overall riskiness of the portfolio and provide a more “equity-like” level of volatility.

The Fund may invest in both traditional asset classes, such as Domestic Equity, International Equity (up to 50%) and Fixed Income, as well as non-traditional asset classes, such as Absolute Return, Real Assets and Private Equity.

The Fund may use borrowing strategies for the purposes of having short exposure within the Fund or to increase the overall market (notional) exposure. Under normal circumstances, the Fund may utilize leverage to create an effective exposure of up to 300% of the Fund’s portfolio. The Fund may engage in short sales of securities to hedge existing assets or profit against an anticipated decline in the price of the securities which are sold short. However, in structuring the Fund’s long and short positions, the Adviser will, under normal circumstances, seek to maintain a leveraged net short bias. The Fund may also allocate to senior loans (classified under the Fixed Income asset class) to obtain income, diversify the Fund or take advantage of favorable risk and reward characteristics.

Securities held by the Fund may include, but are not limited to, domestic and international equity securities of all types of issuers (including common and preferred stocks of any size market capitalization), fixed income securities of all types of issuers (including corporate bonds, government bonds, foreign bonds and variable/floating rate securities) and all maturities and ratings (including high-yield debt securities), foreign currencies, commodities or in instruments linked to the price of an underlying commodity or commodity index), exchange-traded notes (“ETNs”), repurchase agreements, as well as investment companies such as exchange traded funds (“ETFs”) and open- and closed-end mutual funds. The Fund may also invest in derivatives such as options, futures, swaps and credit default swaps that the Adviser believes provide a cost-effective way for the Fund to gain exposure to certain securities.

Principal Risks of the Fund

The Adviser will seek to manage the Fund to balance the potential risks and rewards that we believe are present at any given time and given market. Due to the use of leverage, the Fund will be more aggressive in nature. Likewise, due to the underlying investment process, we believe that there is a strong likelihood that the Fund will perform notably different than traditional strategies with comparable levels of volatility. Similarly, despite the ability to hedge and shift Fund exposures, due to the leveraged nature of the Fund, risks will be magnified and compounded.

Asset Allocation Risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the Fund’s asset allocation, this adjustment will increase portfolio turnover and generate transaction costs.

Borrowing Risk. Borrowing creates leverage. It also adds to Fund expenses and at times could cause the Fund to sell securities when it otherwise might not want to.

Concentration Risk – Investment Companies. Any investment company that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the investment company concentrates will have a significant impact on the investment company’s performance. While the Fund does not concentrate in a particular industry, it may hold a significant position in an investment company, and there is risk for the Fund with respect to the aggregation of holdings of investment companies. The aggregation of holdings of investment companies may result in the Fund indirectly having significant exposure to a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Fund’s returns. The Fund does not control the investments of the investment companies, and any indirect concentration occurs as a result of the investment companies following their own investment objectives and strategies.

Conflict of Interest Risk. Affiliates of the Adviser may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the senior loan market may restrict the Fund’s ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Commodity-Related Tax Risks. Certain investment companies in which the Fund invests may invest in a wholly owned subsidiary of the investment company which makes commodity-related investments, or may invest in certain types of commodity-linked derivatives. The Fund may also invest directly in certain types of commodity-linked derivatives.. The tax treatment of commodity-linked derivative investments is not clear and may be adversely affected by changes in legislation, regulations, other IRS guidance or other legally binding authority. If the income of the Fund from certain commodity-linked investments were treated as non-qualifying income for a RIC, the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

Commodities-Related Investments Risk. The commodities-linked derivatives instruments in which the Fund invests tend to be more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Credit Risk. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Currency Strategies Risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of the currency strategies, the Fund will have substantial exposure to the risks of non-U.S. currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies could cause lower returns or even losses to the Fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Derivatives Risk. The Fund’s use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Fund’s returns and/or increase volatility. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additional, derivatives are subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

Emerging Markets Risk. Foreign investment risks are greater in emerging markets than in more developed markets. Investments in emerging markets are often considered speculative.

Exchange-Traded Funds (ETFs) Risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance.

Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Global Tactical Asset Allocation (GTAA) Risk. GTAA is a top-down based investment strategy that attempts to produce favorable risk-adjusted returns by focusing on broad movements and asset allocation in global markets financial markets. The success of the GTAA overlay strategy employed by certain investment companies depends in part on portfolio management’s ability to analyze the correlation between various global markets and asset classes. If portfolio management’s correlation analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the strategy.

Inflation-Indexed Bond Risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting Fund performance. If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-U.S. rates of inflation may be higher or lower than those indexed to U.S. inflation rates. The Fund’s actual returns could fail to match the real rate of inflation.

Infrastructure-Related Companies Risk. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses and changes in interest rates.

Interest Rate Risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes.

Investment Companies Risk. Because the Fund may invest in investment companies, such as ETFs and closed- and open-end mutual funds, the Fund’s performance will be directly related to the performance of the investment companies. To the extent that a given investment company underperforms its benchmark or its fund peer group, it may contribute to underperformance by the Fund. In addition, the Fund indirectly pays a portion of the expenses incurred by the investment companies, which lowers performance. To the extent that the Fund’s allocations favor investment companies with higher expenses, the overall cost of investing paid by the Fund will be higher.

Leverage Risk. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Management Risk. Incorrect investment decisions and/or timing risk may result in the Fund not being able to deliver on its stated objective.

Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value (“NAV”) of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with shorter average maturity.

Non-Diversification Risk –Investment Companies. While the Fund is diversified, certain investment companies may be classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the investment company may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the investment company.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try and achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions. Distributions resulting from short-term trading may be taxed to shareholders at ordinary income rates.

Precious Metal-Related Investments Risk. Precious metals, such as gold, silver, platinum and palladium, are included in the Real Estate assets class. Prices of precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the U.S. stock market as a whole. Precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Real Estate Securities Risk. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Security Selection Risk. The securities in the Fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Senior Loans Risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk and prepayment and extension risk.

Short Sale Risk. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

Small Company Risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Stock Market Risk. The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Sovereign Debt Risk. A sovereign debtor’s willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

Please see “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Class A shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.crystalstrategyfunds.com or by calling 1-855-572-1722.

Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares

Best Quarter – March 31, 2015	0.32%
Worst Quarter – December 31, 2015	(6.84%)
The Fund’s Class A shares calendar year-to-date return as of December 31, 2015 was (15.55%).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Crystal Strategy Absolute Return Plus Fund	1 Year	Since Inception	Inception Date
Class A	(15.55%)	(10.69%)	Dec. 30, 2013
Class A | Return After Taxes on Distributions	(15.55%)	(10.98%)	Dec. 30, 2013
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(8.80%)	(8.15%)	Dec. 30, 2013
Class I	(10.52%)	(7.95%)	Dec. 30, 2013
Class R	(11.09%)	(8.43%)	Dec. 30, 2013
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	(3.64%)	(2.04%)	Dec. 30, 2013
US CPI Urban Consumers NSA (reflects no deduction for fees, expenses, or taxes)	0.73%	0.74%	Dec. 30, 2013

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I and Class R shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Cupps All Cap Growth Fund
SUMMARY SECTION Cupps All Cap Growth Fund (the “Fund”)
Investment Objective
The Fund’s primary investment objective is to achieve growth of capital over the long term.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cupps All Cap Growth Fund Institutional Class USD ($)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cupps All Cap Growth Fund Institutional Class
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	11.56%
Total Annual Fund Operating Expenses	12.51%
Fee Waiver and Expense Reimbursement	(11.46%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%
[1]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Cupps Capital Management, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, excluding Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, including, but not limited to, litigation expenses, Fund liquidation expenses and Fund reorganization expenses, to 1.05% of the Fund's average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses only for the contractual period of the agreement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Cupps All Cap Growth Fund | Institutional Class | USD ($)	107	2,522	4,608	8,667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies that Cupps Capital Management, LLC (the “Adviser”) believes are experiencing or are positioned to experience earnings growth above the average of the Fund’s benchmark indices.

The Adviser attempts to outperform, after expenses, the Fund’s benchmark indices, the Russell 1000® Growth Index and the Russell 3000® Growth Index, over the long term. The Fund will invest primarily in equity securities issued by U.S. companies that typically have market capitalizations no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the benchmark indices, as described below. The Fund’s investments may not be as diverse as those indices and may not be limited to the stocks that are included in those indices. Equity securities in which the Fund invest may include common stock, preferred stock and securities convertible into common stocks.

The Adviser employs a multi-discipline investment process that combines fundamental and technical analysis with thematic considerations to define attractive investment opportunities. The Adviser’s investment research focuses on companies demonstrating strong or improving investment fundamentals that can generate substantial earnings growth, typically due to a competitive advantage or thematic economic force that creates favorable conditions. The investment process features a framework that integrates fundamental valuation with several additional perspectives to determine the overall attractiveness of a stock. The perspectives used to complement fundamental valuation include: timelines of the investment theme, management quality, business quality and the technical behavior of the stock.

Attractive investment opportunities are often added to the Fund’s portfolio in the context of an investment theme. The Adviser creates investment themes by establishing groups of companies that share common traits, such as participation in a particular industry or sensitivity to an economic trend. The Adviser is dedicated to understanding the technological, demographic or legislative developments that may affect the growth rate or profitability of a company or an entire thematic group and strives to identify and understand the risks and opportunities presented by the market in order to construct a portfolio that it believes will most effectively capitalize on the environment. As a result, the Fund actively trades its portfolio securities.

The Russell 1000® Growth Index is a widely recognized, unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2015, the Russell 1000® Growth Index included securities issued by companies that ranged in size between $7.18 million and $587 billion.

The Russell 1000® Growth Index is a sub-set of the Russell 3000® Growth Index. The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2015, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $19 million and $587 billion.

Principal Risks of the Fund

You can lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. The Fund is subject to a number of risks including:

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Equity Securities Risks. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or other factors affecting specific industries, sectors or companies in which the Fund invests.

Growth-Style Investing Risk. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Investment Focus Risk. To the extent that a Fund focuses its investments in particular industries, classes or sectors (such as healthcare, technology, retail, financial services and business services) of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance. The Fund will not concentrate its investments, as defined under the Investment Company Act of 1940.

Large-Capitalization Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Mid-Capitalization Company Risk. Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.

Small-Capitalization Company Risk. Small-capitalization company stocks may be very sensitive to changing economic conditions and market turndowns. Such companies’ earnings and revenues may be less predictable, their share prices may be more volatile and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Stock Market Risk. The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Please see “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.cuppsfunds.com or by calling 1-844-751-5731.

Annual Total Returns (For the Calendar Years ended 12/31)

Best Quarter – June 30, 2015	5.87%
Worst Quarter – September 30, 2015	(8.50%)
The Fund’s calendar year-to-date return as of December 31, 2015 was 4.43%.
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Cupps All Cap Growth Fund	1 Year	Since Inception	Inception Date
Institutional Class	4.43%	3.95%	Jun. 30, 2014
Institutional Class | Return After Taxes on Distributions	4.43%	3.95%	Jun. 30, 2014
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	2.51%	3.20%	Jun. 30, 2014
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.09%	7.51%	Jun. 30, 2014

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Cupps Mid Cap Growth Fund
SUMMARY SECTION Cupps Mid Cap Growth Fund (the “Fund”)
Investment Objective
The Fund’s primary investment objective is to achieve growth of capital over the long term.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cupps Mid Cap Growth Fund Institutional Class USD ($)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cupps Mid Cap Growth Fund Institutional Class
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.61%	[1]
Total Annual Fund Operating Expenses	2.56%
Fee Waiver and Expense Reimbursement	(1.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Cupps Capital Management, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, excluding Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, including, but not limited to, litigation expenses, Fund liquidation expenses and Fund reorganization expenses, to 1.05% of the Fund's average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses only for the contractual period of the agreement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Cupps Mid Cap Growth Fund | Institutional Class | USD ($)	107	652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, there is no portfolio turnover information.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies that Cupps Capital Management, LLC (the “Adviser”) believes are experiencing or are positioned to experience earnings growth above the average of the Fund’s benchmark index.

The Adviser attempts to outperform, after expenses, the Fund’s benchmark index, the Russell Midcap® Growth Index, over the long term. The Fund will invest primarily in equity securities issued by U.S. companies that typically have market capitalizations similar in size to those included the Russell Midcap® Growth Index, as of the latest reconstitution date, at the time of purchase. For purposes of the foregoing policy, net assets include the amount of any borrowings for investment purposes.

The Adviser employs a multi-discipline investment process that combines fundamental and technical analysis with thematic considerations to define attractive investment opportunities. The Adviser’s investment research focuses on companies demonstrating strong or improving investment fundamentals that can generate substantial earnings growth, typically due to a competitive advantage or thematic economic force that creates favorable conditions. The investment process features a framework that integrates fundamental valuation with several additional perspectives to determine the overall attractiveness of a stock. The perspectives used to complement fundamental valuation include: timelines of the investment theme, management quality, business quality and the technical behavior of the stock.

Attractive investment opportunities are often added to the Fund’s portfolio in the context of an investment theme. The Adviser creates investment themes by establishing groups of companies that share common traits, such as participation in a particular industry or sensitivity to an economic trend. The Adviser is dedicated to understanding the technological, demographic or legislative developments that may affect the growth rate or profitability of a company or an entire thematic group and strives to identify and understand the risks and opportunities presented by the market in order to construct a portfolio that it believes will most effectively capitalize on the environment. As a result, the Fund actively trades its portfolio securities.

The Russell Midcap® Growth Index is a widely recognized, unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. As of December 31, 2015, the Russell Midcap® Growth Index included securities issued by companies that ranged in size between $718 million and $31.2 billion.

Principal Risks of the Fund

You can lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. The Fund is subject to a number of risks including:

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Equity Securities Risks. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or other factors affecting specific industries, sectors or companies in which the Fund invests.

Growth-Style Investing Risk. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Investment Focus Risk. To the extent that a Fund focuses its investments in particular industries, classes or sectors (such as healthcare, technology, retail, financial services and business services) of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance. The Fund will not concentrate its investments, as defined under the Investment Company Act of 1940.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Mid-Capitalization Company Risk. Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

New Fund Risk. The Fund is newly formed and therefore has limited or no performance history for investors to evaluate.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.

Stock Market Risk. The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Please see “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.

DDJ Opportunistic High Yield Fund
SUMMARY SECTION DDJ Opportunistic High Yield Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DDJ Opportunistic High Yield Fund	Class I	Class II	Institutional
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DDJ Opportunistic High Yield Fund		Class I	Class II	Institutional
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses	[1]	1.08%	1.08%	1.08%
Shareholder Servicing Fee		0.10%	0.10%	0.00%
Total Annual Fund Operating Expenses		1.88%	2.13%	1.78%
Fee Waiver and Expense Reimbursement	[2]	(0.99%)	(0.99%)	(0.99%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.89%	1.14%	0.79%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year.
[2]	DDJ Capital Management, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 0.79% of the Fund's average daily net assets for each of the Class I, Class II and Institutional Class shares, respectively. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DDJ Opportunistic High Yield Fund - USD ($)	1 Year	3 Years
Class I	91	494
Class II	116	571
Institutional	81	464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 15, 2015 (inception) through September 30, 2015, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $20-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings. Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as “junk bonds”), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements. However, the Fund typically targets securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices generally.

In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with a strict adherence to downside protection. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-80 issuers and 80-100 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Bank Loan Risk. The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody’s. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody’s. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Cash Positions. The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are more susceptible to these risks than debt of higher quality issuers.

Debt Securities Risk. Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverses its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Equity Securities Risk. The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

Management and Strategy Risk. The Fund is an actively managed portfolio. Investment strategies employed by the Adviser on behalf of the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Money Market Instruments/Securities. In seeking to provide downside protection, during periods of high market volatility the Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short-term debt securities.

New Fund Risk. The Fund was recently formed and therefore has limited history for investors to evaluate.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.ddjfunds.com or by calling 1-844-363-4898.

GKE Asian Opportunities Fund
SUMMARY SECTION GKE Asian Opportunities Fund (the “Fund”)
Investment Objective
The Fund seeks to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GKE Asian Opportunities Fund Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GKE Asian Opportunities Fund Institutional Class
Management Fees	1.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.19%
Total Annual Fund Operating Expenses	3.69%
Fee Waiver and Expense Reimbursement	(1.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.81%
[1]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Evergreen Capital Management, LLC (the "Adviser") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.81% of the average daily net assets for the Institutional Class shares. This obligation excludes brokerage expenses, interest expenses, taxes and extraordinary expenses. The Fee Waiver Agreement is in effect through January 31, 2017 and may not be terminated or modified prior to this date except with the approval of the Fund's Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee or expense was deferred.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
GKE Asian Opportunities Fund | Institutional Class | USD ($)	184	955	1,746	3,815

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 245% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities of companies located in developed and emerging markets in the Asia-Pacific region, where “total assets” means net assets, plus the amount of any borrowings for investment purposes. Developed and emerging market countries in the Asia-Pacific region are those currently included in the Morgan Stanley Capital International (MSCI) AC (All Country) Pacific Index. The MSCI AC Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Asia-Pacific region. This Index consists of the following 13 developed and emerging market countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand (“Asia-Pacific Countries”). The Fund’s investments may also include securities of issuers in Asia-Pacific Countries that are traded elsewhere, such as depositary receipts and global depositary receipts listed in New York, London and Frankfurt. Such securities may include equities (common and preferred stocks) (substantially all of which with market capitalizations of more than $1 billion), debt securities of all maturities (including government bonds, corporate bonds, convertible bonds and other fixed-income securities, zero coupon securities, pay-in-kind bonds and deferred payment securities) and currencies of foreign countries.

Under normal conditions, and subject to the exceptions described here, the Fund invests at least 60% of its net assets in exchange listed securities. A maximum of 10% of the Fund’s net assets may be invested in non-investment grade (or “junk”) bonds; all other bonds in which the Fund may invest are rated (i.e., are of investment grade) by Fitch, Standard and Poor’s or Moody’s.

A broad diversification between asset classes and individual equity securities is intended to provide the Fund some measure of protection in generally unfavorable equity markets. However, the Fund’s debt security exposure will typically be concentrated in bonds issued by a few Asia-Pacific Country governments and in high-quality corporate issuers.

A company is generally regarded as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. Neither the Fund, the Adviser nor GaveKal Capital Limited (the “Sub-Adviser”) can guarantee that the Fund will meet its investment objectives. Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Emerging Markets Risk

Emerging markets are often less stable politically and economically than developed markets such as the United States and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Emerging markets may be especially prone to currency-related risks.

In addition, investments in emerging markets may be subject to related volatility risk. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only if you are willing to own your investment for a time period over which the effects of this volatility can be mitigated.

Registration Risk

In some emerging market countries, such as China, India and Korea, evidence of legal title to shares is maintained in “book-entry” form. In order to be recognized as the registered owner of the shares of a company, a purchaser or purchaser’s representative must physically travel to a registrar and open an account with the registrar (which, in certain cases, requires the payment of an account opening fee).

Registrars may not be subject to effective government supervision and it is possible for the Fund to lose its registration through fraud, negligence or mere oversight on the part of the registrar. If the company register were to be destroyed or mutilated, the Fund’s holding of the relevant shares of the company could be substantially impaired, or in certain cases, deleted. Registrars often do not maintain insurance against such occurrences, nor are they likely to have assets sufficient to compensate the Fund as a result thereof. While the registrar and the company may be legally obliged to remedy such loss, there is no guarantee that either of them would do so. Furthermore, the registrar or the relevant company could willfully refuse to recognize the Fund as the registered holder of shares previously purchased by the Fund due to the destruction of the company’s register.

Political and/or Regulatory Risks

Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.

High Yield/Low Rated Debt Securities Risk

The Fund may invest in below investment grade corporate debt securities, including convertible debt. Corporate debt securities rated below investment grade and comparable unrated securities are highly speculative and the market value of such securities tends to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities.

Credit Risk

The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio.

Interest Rate Risk

The Fund’s investments in fixed income securities may decline in value due to changes in interest rates. As nominal rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Risks Related to Credit Ratings, Unrated Securities and High Yield Securities

Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. The Fund may purchase unrated securities (i.e., securities that are not rated by a rating agency). Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit rating. Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.

Foreign Exchange/Currency Risk

When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, emerging market countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income, or may impose fees for doing so. Such controls may also affect the value of the Fund’s holdings. Certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

Risks Associated with Depository Receipts

Emerging market securities may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depository receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Settlement Risk

The trading and settlement practices on some of the recognized exchanges on which the Fund may invest may not be the same as those in more developed markets. That may increase settlement risk and/or result in delay in realizing investments made by the Fund.

Political, Regulatory and/or Legal Risk: China, India, Indonesia, Malaysia, Taiwan and Thailand

The value of the Fund’s assets may be affected by political and regulatory uncertainties such as international and Chinese, Indian, Indonesian, Malaysian, Taiwanese and/or Thai political developments and changes in governmental policies in areas including taxation, foreign investment, currency repatriation, currency fluctuation and foreign exchange control. In addition, there is a greater degree of governmental involvement in and control over the economy in these emerging market countries than in more developed markets.

Liquidity Risk

The substantially smaller size and lower trading volumes of the markets for Chinese equity securities compared to equities in companies on more developed securities markets may result in a potential lack of liquidity and increased volatility.

Custody Risks

The Fund may invest in markets where custodial and/or settlement systems are not fully developed, the assets of the Fund that are traded in such markets and that have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risks in circumstances whereby the Trustee will have no liability.

Managed Portfolio Risk

The investment strategies or choice of specific securities made on behalf of the Fund may be unsuccessful and may cause the Fund to incur losses. The Fund’s portfolio managers use a research-driven strategy to select securities. The Fund’s portfolio managers may cause the Fund’s net assets to be invested in a manner that is substantially different from the Fund’s primary benchmark index, and this may lead to material differences in performance. There is no guarantee that the portfolio managers’ security selection techniques will achieve its investment objective or produce desired results.

Portfolio Turnover Risk

The Fund is intended as a long-term investment vehicle. As such, it does not intend to engage in short-term trading; however, it may do so from time to time. This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio managers believe an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

Sector Risk

Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole.

Please see “What are the Principal Risks of Investing in The Fund?” and “What are the Non-Principal Risks of Investing in The Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund to a broad-based securities market index for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the fund’s website at www.gkefund.com or by calling 1-855-331-6240.

Annual Total Returns (For the Calendar Years ended 12/31)

Best Quarter – March 31, 2015 5.19% Worst Quarter – September 30, 2015 (9.35%) The Fund’s calendar year-to-date return as of December 31, 2015 was (1.86%).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - GKE Asian Opportunities Fund	1 Year	Since Inception	Inception Date
Institutional Class	(1.86%)	3.54%	Aug. 05, 2013
Institutional Class | Return After Taxes on Distributions	(2.45%)	2.87%	Aug. 05, 2013
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	(0.85%)	2.49%	Aug. 05, 2013
MSCI AC Asia Pacific TR USD Index (reflects no deduction for fees, expenses or taxes)	(1.68%)	1.69%	Aug. 05, 2013

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Insignia Macro Fund
SUMMARY SECTION Insignia Macro Fund (the “Fund”)
Investment Objective
The Fund seeks long-term risk-adjusted total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying and Redeeming Shares” on page 33 of the Fund’s prospectus and “Purchase, Exchange and Redemption of Shares” on page 48 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Insignia Macro Fund	Class A		Class I
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none		none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	1.00%		1.00%
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Insignia Macro Fund		Class A	Class I
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.94%	0.98%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		2.46%	2.25%
Fee Waiver and Expense Reimbursement		(0.46%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.02%	1.77%
[1]	"Other Expenses" have been restated to reflect current expenses.
[2]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Meritage Capital, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to the annual rate of 1.75%. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement prior to January 31, 2017 without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Insignia Macro Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	742	1,233	1,749	3,156
Class I	178	655	1,159	2,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:

• “Global Macro/Managed Futures” strategy

• “Fixed Income” strategy

The Global Macro/Managed Futures strategy is designed to provide exposure to global macroeconomic and commodities-related investment strategies and produce attractive risk-adjusted returns with the expectation of low correlation to the broader equity markets by investing primarily in swap contracts, structured notes and other derivatives providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies (including individual share classes thereof) and other types of pooled investment vehicles managed by independent managers (each, a “Manager”), including commodity pools (“Underlying Funds”). The Fund may access the returns of Underlying Funds that use a single Manager or multiple Managers to execute the Global Macro/Managed Futures strategy without restriction as to issuer, capitalization, country or currency. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund’s investments provide the Fund with exposure to Managers who employ a variety of global macroeconomic and managed futures trading strategies including both discretionary and systematic styles. Managers who employ a discretionary style generally do not use quantitative models and may invest based on, among other factors, technical indicators, chart patterns, specialized knowledge, fundamental research or analysis. Managers who employ a systematic style generally exploit trending behavior of futures markets over various time frames by utilizing quantitative systems. The Managers primarily trade long and short positions in(1) options, (2) futures, (3) forwards and/or (4) spot contracts, each of which may be tied to various securities or commodities markets and sectors including: (i) equity, (ii) fixed income, (iii) foreign exchange, (iv) metals, (v) energy, (vi) agricultural, (vii) livestock and (viii) tropical commodities (such as coffee, sugar and cocoa). The Managers may also trade individual equities, fixed income securities and in other derivatives such as commodity swaps, credit default swaps, and interest rate forwards.

The Fund will execute its Global Macro/Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in Underlying Funds, swaps, structured notes and other derivatives. The Subsidiary is subject to the same investment restrictions as the Fund. The Adviser may change the Fund’s allocation among the Underlying Funds, swaps, structured notes and other derivatives.

To the extent the Adviser is utilizing derivatives to gain exposure to Underlying Funds, it is anticipated that the Fund’s Subsidiary will use a total return swap (the “Swap”), a type of derivative instrument based on a customized index designed to replicate the aggregate returns of the Underlying Funds selected by the Adviser. The Fund anticipates counterparties to the swap to be large international investment banks. The Swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove Underlying Funds from the Swap or adjust the notional exposure between the Underlying Funds within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as operating expenses of the Underlying Funds, including any management and performance fees paid to a Manager of an Underlying Fund. Because the index is designed to replicate the returns of Underlying Funds selected by the Adviser, the performance of the Fund will depend on the ability of the Underlying Funds to generate returns in excess of the costs of the index.

Through investing in swaps, structured notes and direct investments in Underlying Funds, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to the Global Macro/Managed Futures strategy as if between 100% and 110% of the Fund’s net assets were invested in that strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including:(1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) convertible bonds, (7) mortgages or other asset-backed securities or (8) exchange-traded funds (“ETFs”) that each invests primarily in the preceding types of fixed income securities. The strategy may also invest in preferred stock and hybrid securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the Adviser to be of comparable quality. However, the Fixed Income strategy will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund’s fixed income investments may have fixed, variable, adjustable or zero coupon rates.

The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy to a sub-adviser, Sage Advisory Services, Ltd. Co. (“Sub-Adviser” or “Sage”).

The Adviser anticipates that the Fund will, under normal conditions, allocate approximately 25% of its assets to the Global Macro/Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser’s Investment Process

The Adviser will pursue the Fund’s investment objective by employing an investment and risk management process that the Adviser has historically applied in making allocations to Underlying Funds. The Adviser’s investment process consists of three primary steps:(1) sourcing and selecting Managers, (2) portfolio construction and (3) ongoing investment monitoring, risk management and reallocation. A summary of the Adviser’s process is set forth below:

Sourcing and Selecting	Portfolio Construction	Ongoing Monitoring, Risk Management and Reallocation

Process for sourcing and selecting Managers is based on quantitative analysis and qualitative due diligence to identify Managers whose performance, integrity, rigor, professionalism, operational best practices and transparency identify them as suitable candidates for investment by the Fund

Managers may be identified through various means, including industry contacts, competitors, brokerage firms, third-party databases, other investment advisers and intermediaries

The process for selection is both a top-down (economic and market driven) and bottom-up (based on Manager fundamentals) approach

Adviser examines economic and market conditions with the goal of constructing a portfolio using several different Managers who employ various investing styles

Adviser will consider, among other factors, historical Manager exposure, attribution and portfolio concentration as well as the potential correlation among Managers

Adviser considers the ways in which it can access Managers through investments in Underlying Funds, swaps or structure notes

Consult with Sub-Adviser regarding fixed income portfolio construction

Adviser engages in ongoing monitoring and diligence of the Managers and the Fund’s Sub-Adviser

As it determines appropriate, Adviser rebalances portfolio between the Global Macro/Managed Futures strategy and the Fixed Income strategy

Although the Fund is not required to allocate to any particular number of Underlying Funds or Managers, it is anticipated that the Fund will have exposure to between 3 and 15 Managers. The due diligence process the Adviser employs in selecting Underlying Funds generally includes:

• performing a series of quantitative analytical studies to identify Managers who have delivered the best risk adjusted performance in their peer group;

• correlation analysis to assist in determining which Managers may best diversify the portfolio;

• qualitative analysis of the manager’s trading skill, risk management procedures, depth of the organization, trading and back office systems;

• background checks on the principals and the organization; and

• understanding of the principal’s plans and ambitions for their firm.

The Adviser expects to allocate the Fund’s investments between the Global Macro/Managed Futures strategy through Underlying Funds, swaps, structured notes and the Fixed Income strategy which is managed by the Sub-Adviser. The Adviser will rebalance the portfolio periodically as it deems appropriate.

Sub-Adviser’s Investment Process

In choosing securities for the Fund, the Sub-Adviser begins with an analysis of the yield curve under multiple market scenarios. Next, the Sub-Adviser combines fundamental economic and quantitative security analysis to identify those sectors of the broad fixed income markets that offer attractive gross, risk adjusted and total returns. This is done by applying proprietary valuation models that aggregate fundamental characteristics, technical trends, and macro inputs. The Sub-Adviser then employs a multi-factor review process to select individual securities within each sector.

The Sub-Adviser also manages the portfolio’s duration. However, the Sub-Adviser does not have any limitations on duration, and the portfolio’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund’s Fixed Income portfolio, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. None of the Fund, the Adviser or the Sub-Adviser can guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

The following risks apply to the Fund’s direct investment in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds, swaps, structured notes, other derivative instruments and the Subsidiary.

• Aggressive Investment Technique Risk: The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Funds and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

• Commodity Risk: Investing in instruments or securities with exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Commodity-Related Tax Risks. The Fund may invest in commodity-related instruments and other derivatives through a wholly-owned subsidiary (“Subsidiary”) established in the Cayman Islands, and may invest directly in certain types of commodity-related derivatives (such as structured notes). The tax treatment of commodity-linked investments is unclear and may be adversely affected by changes in legislation, regulations or other legally binding authority. If the income of the Fund from certain commodity-linked investments were treated as non-qualifying income for a regulated investment company (“RIC”), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

• Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund’s use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Funds, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held by Underlying Funds may expire exposing the Fund to potentially significant losses.

• Emerging Markets Risk: Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

• Exchange-Traded Funds (ETFs) Risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Geographic Risk: To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Interest Rate Risk: Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

• Leverage Risk: The Fund directly or indirectly via investments in the Subsidiary and Underlying Funds will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. With respect to investments in Underlying Funds, however, the Fund cannot lose more than its investment in an Underlying Fund because the Fund is not legally liable for an Underlying Fund’s derivative or other obligations. The Fund’s use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgment about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed/Asset-Backed Securities Risk: The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

• Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

• Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. If a counter-party were to default on a swap agreement, the Fund will be subject to liquidity risk. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

• Turnover Risk: A higher portfolio turnover rate will result in higher transactional and brokerage costs. High rates of portfolio turnover may also result in the realization of short-term capital gains. Any distributions from net short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to Managers engaged to trade Global Macro/Managed Futures strategies on behalf of the Underlying Fund. Those performance based fees will be paid by the Underlying Fund to each Manager without regard to the performance of other Managers engaged by an Underlying Fund (notwithstanding that a single Manager may be employed by two or more Underlying Funds) and without regard to the Underlying Fund’s or the Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund. Underlying Funds in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the Managers retained by the Underlying Funds will be profitable or avoid losses.

Please see “What are the Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Class A shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www. insigniafunds.com or by calling 1-855-674-4642.

Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares

Best Quarter –September 30, 2014	6.44%
Worst Quarter – June 30, 2015	(3.97%)
The Fund’s Class A shares calendar year-to-date return as of December 31, 2015 was (4.14%).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Insignia Macro Fund	1 Year	Since Inception	Inception Date
Class A	(4.14%)	0.98%	Dec. 31, 2013
Class A | Return After Taxes on Distributions	(6.45%)	(0.35%)	Dec. 31, 2013
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(2.33%)	0.16%	Dec. 31, 2013
Class I	1.54%	3.93%	Dec. 31, 2013
HFRI Macro (Total) Index (reflects no deduction for fees, expenses or taxes)	(1.28%)	2.09%	Dec. 31, 2013
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	1.38%	7.36%	Dec. 31, 2013

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.